Related-party transactions - Narrative (Details) - Rand Refinery - ZAR (R)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	44.40%
Dividends received from related parties	R 329,000,000	R 112,000,000	R 0